Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000020148 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020148 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020148 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020148 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020148 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020148 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020148 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020148 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020148 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020148 | FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020148 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	48.80%
C000020148 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000020148 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000020148 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000020148 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000020148 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020148 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020148 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020150 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020150 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020150 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020150 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020150 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020150 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020150 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020150 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020150 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020150 | FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020150 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	48.80%
C000020150 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000020150 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000020150 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000020150 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000020150 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020150 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020150 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000176622 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176622 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176622 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176622 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176622 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176622 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176622 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176622 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176622 | FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176622 | FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176622 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	48.80%
C000176622 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000176622 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000176622 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000176622 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000176622 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.40%
C000176622 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176622 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089457 | FR_496902958
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000089457 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089457 | FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089457 | FR_550371959
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089457 | FR_06849F108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089457 | FR_011532959
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089457 | FR_38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089457 | FR_ACI1YMWL6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089457 | FR_450913959
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089457 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089457 | Canada
Holdings [Line Items]
Percent of Total Investments	70.60%
C000089457 | United States
Holdings [Line Items]
Percent of Total Investments	14.50%
C000089457 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.50%
C000089457 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089457 | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000089459 | FR_496902958
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000089459 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089459 | FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089459 | FR_550371959
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089459 | FR_06849F108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089459 | FR_011532959
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089459 | FR_38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089459 | FR_ACI1YMWL6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089459 | FR_450913959
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089459 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089459 | Canada
Holdings [Line Items]
Percent of Total Investments	70.60%
C000089459 | United States
Holdings [Line Items]
Percent of Total Investments	14.50%
C000089459 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.50%
C000089459 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089459 | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000089460 | FR_496902958
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000089460 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089460 | FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089460 | FR_550371959
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089460 | FR_06849F108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089460 | FR_011532959
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089460 | FR_38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089460 | FR_ACI1YMWL6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089460 | FR_450913959
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089460 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089460 | Canada
Holdings [Line Items]
Percent of Total Investments	70.60%
C000089460 | United States
Holdings [Line Items]
Percent of Total Investments	14.50%
C000089460 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.50%
C000089460 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089460 | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000242810 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242810 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242810 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242810 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242810 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242810 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242810 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242810 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242810 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242810 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242810 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	36.60%
C000242810 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000242810 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000242810 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000242810 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.90%
C000242810 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.40%
C000242810 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000242810 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000242810 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205081 | FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205081 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205081 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205081 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205081 | FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205081 | FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205081 | FR_15643U104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205081 | FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205081 | FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205081 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205081 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000205081 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000205081 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000205081 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205081 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.80%
C000205081 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000205081 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000205081 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000205081 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205081 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205081 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176623 | FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176623 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176623 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176623 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176623 | FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176623 | FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176623 | FR_15643U104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176623 | FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176623 | FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176623 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176623 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000176623 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000176623 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000176623 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000176623 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.80%
C000176623 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000176623 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176623 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000176623 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000176623 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000176623 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000150665 | FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150665 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150665 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150665 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150665 | FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150665 | FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150665 | FR_15643U104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150665 | FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150665 | FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150665 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150665 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000150665 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000150665 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000150665 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000150665 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.80%
C000150665 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000150665 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000150665 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000150665 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000150665 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150665 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000019879 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019879 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019879 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019879 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019879 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019879 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019879 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000019879 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019879 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019879 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019879 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.80%
C000019879 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000019879 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000019879 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000019879 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000019879 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000019879 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000019879 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000019879 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000019879 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000019879 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064960 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000064960 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064960 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064960 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064960 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064960 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064960 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000064960 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064960 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064960 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064960 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.80%
C000064960 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000064960 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000064960 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000064960 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000064960 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000064960 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064960 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064960 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064960 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000064960 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089269 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000089269 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089269 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089269 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089269 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089269 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089269 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000089269 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089269 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089269 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089269 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.80%
C000089269 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000089269 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000089269 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000089269 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000089269 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000089269 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089269 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089269 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089269 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000089269 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089491 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089491 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089491 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089491 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089491 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089491 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089491 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089491 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089491 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089491 | FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089491 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.10%
C000089491 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000089491 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000089491 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089491 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.10%
C000089491 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000089491 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089491 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000089491 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000089491 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089491 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089488 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089488 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089488 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089488 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089488 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089488 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089488 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089488 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089488 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089488 | FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089488 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.10%
C000089488 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000089488 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000089488 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089488 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.10%
C000089488 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000089488 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089488 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000089488 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000089488 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089488 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089490 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089490 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089490 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089490 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089490 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089490 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089490 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089490 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089490 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089490 | FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089490 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.10%
C000089490 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000089490 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000089490 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089490 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.10%
C000089490 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000089490 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089490 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000089490 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000089490 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089490 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000150670 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150670 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150670 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150670 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150670 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150670 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150670 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150670 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150670 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150670 | FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150670 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.10%
C000150670 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000150670 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000150670 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.80%
C000150670 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.10%
C000150670 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000150670 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000150670 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000150670 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000150670 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000150670 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092810 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092810 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092810 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092810 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092810 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092810 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092810 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092810 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092810 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092810 | FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092810 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.10%
C000092810 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092810 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000092810 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092810 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	26.10%
C000092810 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092810 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092810 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000092810 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092810 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092810 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089461 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000089461 | FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000089461 | FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000089461 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089461 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089461 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089461 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089461 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089461 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089461 | FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089461 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089461 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089461 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089461 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.60%
C000089461 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089461 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	83.30%
C000089461 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000089461 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089463 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000089463 | FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000089463 | FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000089463 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089463 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089463 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089463 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089463 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089463 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089463 | FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089463 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089463 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089463 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089463 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.60%
C000089463 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089463 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	83.30%
C000089463 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000089463 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089464 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000089464 | FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000089464 | FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000089464 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089464 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089464 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089464 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089464 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089464 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089464 | FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089464 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089464 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089464 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089464 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	7.60%
C000089464 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089464 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	83.30%
C000089464 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000089464 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.50%